Annual Total Returns - Institutional Shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ABR Dynamic Blend Equity & Volatility Fund
Prospectus [Line Items]
Annual Return [Percent]	11.78%	8.89%	(27.36%)	15.99%	49.51%	9.08%	(3.23%)	9.47%	0.34%
ABR 50/50 Volatility Fund
Prospectus [Line Items]
Annual Return [Percent]	13.84%	38.75%	(34.12%)	41.41%	5.69%	79.38%	(47.73%)
ABR 75/25 VOLATILITY FUND
Prospectus [Line Items]
Annual Return [Percent]	15.21%	24.74%	(29.76%)	27.81%